Other financial liabilities (Details 2) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 228,185,297		$ 161,001,732
Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		9,976,415		30,868,247
Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		9,984,905	[1]	70,976,079
Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 134,846,954		59,157,406
Compañía Cervecerías Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country	[2]	Chile
Creditor country	[2]	Chile
Currency	[2]	UF
Other non-current financial liabilities	[2]	$ 52,480,401
Type of amortization	[2]	Semiannual
Interest Rate	[2]	4.25%
Compañía Cervecerías Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 9,976,415
Compañía Cervecerías Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	9,984,905
Compañía Cervecerías Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 32,519,081
Compañía Cervecerías Unidas S.A. [Member] | Bono Serie J Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Creditor country		Chile
Currency		UF
Other non-current financial liabilities		$ 82,800,902
Type of amortization		Semiannual
Interest Rate		2.90%
Compañía Cervecerías Unidas S.A. [Member] | Bono Serie J Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	$ 0
Compañía Cervecerías Unidas S.A. [Member] | Bono Serie J Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		82,800,902
Bank borrowings [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[3]	75,200,804		73,886,831
Bank borrowings [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		14,087,671		18,136,349
Bank borrowings [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		57,581,469	[1]	55,750,482	[4]
Bank borrowings [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 3,531,664		$ 0
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fourty four [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				91,041,000-8
Debtor country				Chile
Lending party Tax ID				97,030,000-7
Creditor country				Chile
Currency				UF
Other non-current financial liabilities				$ 10,183,293
Type of amortization				At maturity
Interest Rate				2.70%
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fourty four [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 10,183,293
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fourty four [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[4]			0
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fourty four [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fourty five [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,041,000-8
Debtor country	[2]	Chile
Lending party Tax ID	[2]	97,018,000-1
Creditor country	[2]	Chile
Currency	[2]	USD
Other non-current financial liabilities	[2]	$ 8,059,332
Type of amortization	[2]	At maturity
Interest Rate	[2]	3.38%
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fourty five [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 8,059,332
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fourty five [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1],[2]	0
Bank borrowings [Member] | Vina San Pedro Tarapaca S.A [Member] | Bank Borrowings Fourty five [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]	$ 0
Bank borrowings [Member] | Compania Industrials Cervecera SA [Member] | Bank Borrowings Sixty two [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other non-current financial liabilities				$ 748,377
Type of amortization				Monthly
Interest Rate				26.63%
Bank borrowings [Member] | Compania Industrials Cervecera SA [Member] | Bank Borrowings Sixty three [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other non-current financial liabilities				$ 1,854,238
Type of amortization				Quarterly
Interest Rate				23.00%
Bank borrowings [Member] | Compañía Pisquera de Chile S.A. [Member] | Bank Borrowings Fourty seven [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		99,586,280-8
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities		$ 16,000,000
Type of amortization		At maturity
Interest Rate		4.68%
Bank borrowings [Member] | Compañía Pisquera de Chile S.A. [Member] | Bank Borrowings Fourty seven [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 0
Bank borrowings [Member] | Compañía Pisquera de Chile S.A. [Member] | Bank Borrowings Fourty seven [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	16,000,000
Bank borrowings [Member] | Compañía Pisquera de Chile S.A. [Member] | Bank Borrowings Fourty seven [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 0
Bank borrowings [Member] | Compañía Pisquera de Chile S.A. [Member] | Bank Borrowings Sixty one [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				99,586,280-8
Debtor country				Chile
Lending party Tax ID				97,030,000-7
Creditor country				Chile
Currency				CLP
Other non-current financial liabilities				$ 16,000,000
Type of amortization				At maturity
Interest Rate				4.68%
Bank borrowings [Member] | Compañía Pisquera de Chile S.A. [Member] | Bank Borrowings Sixty one [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Bank borrowings [Member] | Compañía Pisquera de Chile S.A. [Member] | Bank Borrowings Sixty one [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[4]			16,000,000
Bank borrowings [Member] | Compañía Pisquera de Chile S.A. [Member] | Bank Borrowings Sixty one [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty six [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				UF
Other non-current financial liabilities				$ 17,624
Type of amortization				Monthly
Interest Rate				5.48%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty six [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 17,624
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty six [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[4]			0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty six [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty seven [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,711,590-8
Debtor country				Chile
Lending party Tax ID				97,004,000-5
Creditor country				Chile
Currency				CLP
Other non-current financial liabilities				$ 72,000
Type of amortization				Monthly
Interest Rate				6.00%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty seven [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 72,000
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty seven [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[4]			0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty seven [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty eight [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		CLP
Other non-current financial liabilities		$ 18,000		$ 32,667
Type of amortization		Monthly		Monthly
Interest Rate		6.00%		5.88%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty eight [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 18,000		$ 32,667
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty eight [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		0	[1]	0	[4]
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty eight [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 0		$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty nine [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		CLP
Other non-current financial liabilities		$ 22,500		$ 112,500
Type of amortization		Monthly		Monthly
Interest Rate		5.76%		5.76%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty nine [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 22,500		$ 112,500
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty nine [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		0	[1]	0	[4]
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fourty nine [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 0		$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		76,645,030-K		76,645,030-K
Creditor country		Chile		Chile
Currency		CLP		CLP
Other non-current financial liabilities		$ 13,048		$ 50,621
Type of amortization		Monthly		Monthly
Interest Rate		6.12%		6.12%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 13,048		$ 50,621
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		0	[1]	0	[4]
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 0		$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty one [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,030,000-7		97,030,000-7
Creditor country		Chile		Chile
Currency		CLP		CLP
Other non-current financial liabilities		$ 52,210		$ 138,116
Type of amortization		Monthly		Monthly
Interest Rate		5.02%		5.02%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty one [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 52,210		$ 138,116
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty one [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		0	[1]	0	[4]
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty one [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 0		$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty two [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		CLP
Other non-current financial liabilities		$ 27,780		$ 94,445
Type of amortization		Monthly		Monthly
Interest Rate		4.44%		4.44%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty two [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 27,780		$ 94,445
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty two [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		0	[1]	0	[4]
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty two [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 0		$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty three [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		CLP
Other non-current financial liabilities		$ 48,610		$ 131,944
Type of amortization		Monthly		Monthly
Interest Rate		4.42%		4.42%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty three [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 48,610		$ 131,944
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty three [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		0	[1]	0	[4]
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty three [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 0		$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty four [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		97,030,000-7
Creditor country		Chile		Chile
Currency		CLP		CLP
Other non-current financial liabilities		$ 41,300		$ 297,505
Type of amortization		Monthly		Monthly
Interest Rate		4.92%		4.92%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty four [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 41,300		$ 297,505
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty four [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		0	[1]	0	[4]
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty four [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 0		$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty five [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		76,645,030-K		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		CLP
Other non-current financial liabilities		$ 51,671		$ 208,100
Type of amortization		Monthly		Monthly
Interest Rate		4.73%		4.92%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty five [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 51,671		$ 208,100
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty five [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		0	[1]	0	[4]
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty five [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 0		$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty six [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		76,645,030-K		76,645,030-K
Creditor country		Chile		Chile
Currency		CLP		CLP
Other non-current financial liabilities		$ 92,344		$ 171,638
Type of amortization		Monthly		Monthly
Interest Rate		4.42%		4.73%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty six [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 92,344		$ 171,638
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty six [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		0	[1]	0	[4]
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty six [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 0		$ 0
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty seven [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,711,590-8		96,711,590-8
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		76,645,030-K
Creditor country		Chile		Chile
Currency		CLP		CLP
Other non-current financial liabilities		$ 114,800		$ 245,098
Type of amortization		Monthly		Monthly
Interest Rate		5.16%		4.42%
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty seven [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 114,800		$ 245,098
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty seven [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		0	[1]	0	[4]
Bank borrowings [Member] | Manantial S.A. [Member] | Bank Borrowings Fifty seven [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 0		$ 0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fifty eight [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6		96,981,310-6
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		97,018,000-1
Creditor country		Chile		Chile
Currency		CLP		CLP
Other non-current financial liabilities		$ 2,000,000		$ 2,000,000
Type of amortization		At maturity		At maturity
Interest Rate		4.92%		4.50%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fifty eight [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 2,000,000		$ 2,000,000
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fifty eight [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		0	[1]	0	[4]
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fifty eight [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 0		$ 0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fifty nine [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6		96,981,310-6
Debtor country		Chile		Chile
Lending party Tax ID		97,004,000-5		97,004,000-5
Creditor country		Chile		Chile
Currency		CLP		CLP
Other non-current financial liabilities		$ 400,000		$ 400,000
Type of amortization		At maturity		At maturity
Interest Rate		4.56%		4.68%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fifty nine [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 400,000		$ 400,000
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fifty nine [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		0	[1]	0	[4]
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Fifty nine [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 0		$ 0
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		96,981,310-6		96,981,310-6
Debtor country		Chile		Chile
Lending party Tax ID		97,030,000-7		97,030,000-7
Creditor country		Chile		Chile
Currency		CLP		CLP
Other non-current financial liabilities		$ 520,654		$ 1,378,183
Type of amortization		Monthly		Monthly
Interest Rate		5.02%		5.02%
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 520,654		$ 1,378,183
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		0	[1]	0	[4]
Bank borrowings [Member] | Cerveceria Kunstmann S.A. [Member] | Bank Borrowings Sixty [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 0		$ 0
Bank borrowings [Member] | Milotur S.A. [Member] | Bank Borrowings Sixty two [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Uruguay
Lending party Tax ID		0-E
Creditor country		Uruguay
Currency		UI
Other non-current financial liabilities		$ 871,421
Type of amortization		Monthly
Interest Rate		4.80%
Bank borrowings [Member] | Milotur S.A. [Member] | Bank Borrowings Sixty two [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 871,421
Bank borrowings [Member] | Milotur S.A. [Member] | Bank Borrowings Sixty two [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	0
Bank borrowings [Member] | Milotur S.A. [Member] | Bank Borrowings Sixty two [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 0
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings Fourty four [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		76,035,409-0
Debtor country		Chile
Lending party Tax ID		76,645,030-K
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities		$ 64,890
Type of amortization		Monthly
Interest Rate		4.87%
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings Fourty four [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 10,049
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings Fourty four [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	11,077
Bank borrowings [Member] | Cervecera Guayacán SpA. [Member] | Bank Borrowings Fourty four [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 43,764
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings Fourty five [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				91,413,000-1
Debtor country				Chile
Lending party Tax ID				97,030,000-7
Creditor country				Chile
Currency				CLP
Other non-current financial liabilities				$ 39,750,482
Type of amortization				At maturity
Interest Rate				4.56%
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings Fourty five [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings Fourty five [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[4]			39,750,482
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings Fourty five [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				0
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings Fourty six [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		91,413,000-1
Debtor country		Chile
Lending party Tax ID		97,030,000-7
Creditor country		Chile
Currency		CLP
Other non-current financial liabilities		$ 39,826,440
Type of amortization		At maturity
Interest Rate		4.56%
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings Fourty six [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 0
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings Fourty six [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	39,826,440
Bank borrowings [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bank Borrowings Fourty six [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 0
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings Sixty one [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Bolivia
Lending party Tax ID		0-E
Creditor country		Bolivia
Currency		BOB
Other non-current financial liabilities		$ 6,975,804
Type of amortization		Quarterly
Interest Rate		5.00%
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings Sixty one [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 1,743,952
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings Sixty one [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	1,743,952
Bank borrowings [Member] | Bebidas Bolivianas BBO S.A. [Member] | Bank Borrowings Sixty one [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		3,487,900
Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[3]	17,546,162		17,638,289
Financial leases obligations [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		749,483		145,163
Financial leases obligations [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		801,372	[1]	163,339	[4]
Financial leases obligations [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 15,995,307		$ 17,329,787
Financial leases obligations [Member] | Cerveceria Kunstmann S.A. [Member] | Financial Lease Obligations Three [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				96,981,310-6
Debtor country				Chile
Lending party Tax ID				97,030,000-7
Creditor country				Chile
Currency				UF
Interest Rate				4.33%
Financial leases obligations [Member] | Finca La Celia S.A. [Member] | Financial Lease Obligations One [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Lending party Tax ID		0-E
Creditor country		Argentina
Currency		ARS
Interest Rate		17.00%
Financial leases obligations [Member] | Finca La Celia S.A. [Member] | Financial Lease Obligations Two [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		0-E
Debtor country		Argentina
Lending party Tax ID		0-E
Creditor country		Argentina
Currency		ARS
Other non-current financial liabilities		$ 1,727
Type of amortization		Monthly
Interest Rate		17.00%
Financial leases obligations [Member] | Finca La Celia S.A. [Member] | Financial Lease Obligations Two [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 1,727
Financial leases obligations [Member] | Finca La Celia S.A. [Member] | Financial Lease Obligations Two [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	0
Financial leases obligations [Member] | Finca La Celia S.A. [Member] | Financial Lease Obligations Two [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 0
Financial leases obligations [Member] | Finca La Celia S.A. [Member] | Financial Lease Obligations Three [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				0-E
Debtor country				Argentina
Lending party Tax ID				0-E
Creditor country				Argentina
Currency				ARS
Other non-current financial liabilities				$ 8,792
Type of amortization				Monthly
Interest Rate				17.00%
Financial leases obligations [Member] | Finca La Celia S.A. [Member] | Financial Lease Obligations Three [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 8,792
Financial leases obligations [Member] | Finca La Celia S.A. [Member] | Financial Lease Obligations Three [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[4]			0
Financial leases obligations [Member] | Finca La Celia S.A. [Member] | Financial Lease Obligations Three [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Financial leases obligations [Member] | Cervecera Belga de la Patagonia S.A. [Member] | Financial Lease Obligations One [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				76,077,848-6
Debtor country				Chile
Lending party Tax ID				97,015,000-5
Creditor country				Chile
Currency				UF
Other non-current financial liabilities				$ 6,991
Type of amortization				Monthly
Interest Rate				6.27%
Financial leases obligations [Member] | Cervecera Belga de la Patagonia S.A. [Member] | Financial Lease Obligations One [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Financial leases obligations [Member] | Cervecera Belga de la Patagonia S.A. [Member] | Financial Lease Obligations One [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[4]			6,991
Financial leases obligations [Member] | Cervecera Belga de la Patagonia S.A. [Member] | Financial Lease Obligations One [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 0
Financial leases obligations [Member] | Cervecera Belga de la Patagonia S.A. [Member] | Financial Lease Obligations Three [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		76,077,848-6
Debtor country		Chile
Lending party Tax ID		97,015,000-5
Creditor country		Chile
Currency		UF
Interest Rate		6.27%
Financial leases obligations [Member] | Compañía Cervecerías Unidas S.A. [Member] | Financial Lease Obligations One [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Lending party Tax ID		99,012,000-5
Creditor country		Chile
Currency		UF
Other non-current financial liabilities		$ 17,544,435
Type of amortization		Monthly
Interest Rate		3.95%
Financial leases obligations [Member] | Compañía Cervecerías Unidas S.A. [Member] | Financial Lease Obligations One [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 747,756
Financial leases obligations [Member] | Compañía Cervecerías Unidas S.A. [Member] | Financial Lease Obligations One [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]	801,372
Financial leases obligations [Member] | Compañía Cervecerías Unidas S.A. [Member] | Financial Lease Obligations One [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 15,995,307
Financial leases obligations [Member] | Compañía Cervecerías Unidas S.A. [Member] | Financial Lease Obligations Two [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1		90,413,000-1
Debtor country		Chile		Chile
Lending party Tax ID		99,012,000-5		99,012,000-5
Creditor country		Chile		Chile
Currency		UF		UF
Other non-current financial liabilities				$ 17,622,506
Type of amortization				Monthly
Interest Rate		3.95%		7.07%
Financial leases obligations [Member] | Compañía Cervecerías Unidas S.A. [Member] | Financial Lease Obligations Two [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 136,371
Financial leases obligations [Member] | Compañía Cervecerías Unidas S.A. [Member] | Financial Lease Obligations Two [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[4]			156,348
Financial leases obligations [Member] | Compañía Cervecerías Unidas S.A. [Member] | Financial Lease Obligations Two [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				17,329,787
Bonds payable [Member]
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[3]	$ 135,281,303		69,476,612
Bonds payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				12,586,735
Bonds payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				15,062,258
Bonds payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]			$ 41,827,619
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities		$ 0
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie E Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID				90,413,000-1
Debtor country				Chile
Creditor country				Chile
Currency				UF
Other non-current financial liabilities				$ 16,047,099
Type of amortization				Semiannual
Interest Rate				4.00%
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie E Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				$ 5,327,846
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie E Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities				5,359,626
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie E Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1]			$ 5,359,627
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1	[2]	90,413,000-1
Debtor country	[2]	Chile		Chile
Creditor country	[2]	Chile		Chile
Currency	[2]	UF		UF
Other non-current financial liabilities	[2]			$ 53,429,513
Type of amortization	[2]			Semiannual
Interest Rate	[2]	4.25%		4.25%
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member] | Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			$ 7,258,889
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member] | Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[2]			9,702,632
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie H Bonds Payable [Member] | Over 5 years
Disclosure of other financial liabilities [Line Items]
Other non-current financial liabilities	[1],[2]			$ 36,467,992
Bonds payable [Member] | Compañía Cervecerías Unidas S.A. [Member] | Bono Serie J Bonds Payable [Member]
Disclosure of other financial liabilities [Line Items]
Debtor Tax ID		90,413,000-1
Debtor country		Chile
Creditor country		Chile
Currency		UF
Interest Rate		2.90%

[1]	See Note 5 – Risk administration non-discounted contractual cash flows.
[2]	This obligation is hedged by a Cross Currency Interest Rate Swap agreement (Note 7 – Financial instruments).
[3]	See Note 5 – Risk administration.
[4]	See Note 5 non-discounted contractual cash flows.